Short Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 2	$ 10	$ 2
Unrealized gains or losses related to trading securities and structured notes	$ 188